Financial liabilities - Summary of Changes in Lease Liabilities (Details) - EUR (€) € in Thousands		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary Of Conditional Advances, Banks Loans And Loans [Line Items]
Fixed interest expense		€ 333	€ 359	€ 0
Lease liabilities
Summary Of Conditional Advances, Banks Loans And Loans [Line Items]
Liabilities arising from financing activities at beginning of period	€ 0	6,405	0
New lease contracts		521	1,991
Impact of discounting of the new lease contracts		(94)	(399)
Fixed interest expense		333	359
Repayment of lease		(928)	(1,067)
Early termination of lease contracts		(49)	(48)
Liabilities arising from financing activities at end of period		€ 6,188	6,405	0
IFRS 16 impacts | Lease liabilities
Summary Of Conditional Advances, Banks Loans And Loans [Line Items]
Liabilities arising from financing activities at beginning of period	5,569		€ 5,569
Impact of IFRS 16 first adoption	€ 5,569
Liabilities arising from financing activities at end of period				€ 5,569